Shareholders' equity - Reconciliation of movement in reserves (Details) - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
Available-for-sale securities reserve
Opening balance		$ 37
Impact on adoption of AASB 9		(37)
Transferred to income statements			$ 66
Closing balance			37
Debt securities at FVOCI reserve
Opening balance	(22)
Impact on adoption of AASB 9		33
Net gains/(losses) from changes in fair value	360	(47)
Income tax effect	(96)	12
Transferred to income statement	(79)	(29)
Income tax effect	15	8
Loss allowance on debt securities measured at FVOCI	2
Exchange differences	(3)	1
Closing balance	177	(22)
Equity securities at FVOCI reserve
Opening balance	17
Impact on adoption of AASB 9		6
Net gains/(losses) from changes in fair value	(21)	11
Closing balance	(4)	17
Share-based payment reserve
Opening balance	1,642	1,534
Share-based payment expense	78	108	103
Closing balance	1,720	1,642	1,534
Cash flow hedge reserve
Opening balance	(129)	(125)
Net gains/(losses) from changes in fair value	(95)	(203)	(161)
Income tax effect	28	60
Transferred to income statements	218	197	203
Income tax effect	(64)	(58)
Closing balance	(42)	(129)	(125)
Foreign currency translation reserve
Opening balance	(179)	(351)
Exchange differences on translation of foreign operations (net of associated hedges)	(177)	311
Gains/losses on net investment hedges	9	(129)
Transferred to income statements	55	(10)	(3)
Closing balance	(292)	(179)	(351)
Other reserves
Opening balance	(18)	(18)
Transactions with owners	3
Closing balance	(15)	(18)	(18)
Total other reserves	1,544	1,311
Parent Entity
Available-for-sale securities reserve
Opening balance		24
Impact on adoption of AASB 9		(24)
Closing balance			24
Debt securities at FVOCI reserve
Opening balance	(25)
Impact on adoption of AASB 9		25
Net gains/(losses) from changes in fair value	292	(40)
Income tax effect	(77)	10
Transferred to income statement	(79)	(29)
Income tax effect	15	8
Loss allowance on debt securities measured at FVOCI	2
Exchange differences	(3)	1
Closing balance	125	(25)
Equity securities at FVOCI reserve
Opening balance	(1)
Impact on adoption of AASB 9		1
Net gains/(losses) from changes in fair value	1	(2)
Closing balance		(1)
Share-based payment reserve
Opening balance	1,533	1,425
Share-based payment expense	78	108
Closing balance	1,611	1,533	1,425
Cash flow hedge reserve
Opening balance	(65)	(69)
Net gains/(losses) from changes in fair value	(28)	(121)
Income tax effect	9	36
Transferred to income statements	150	128
Income tax effect	(46)	(39)
Closing balance	20	(65)	(69)
Foreign currency translation reserve
Opening balance	(145)	(307)
Exchange differences on translation of foreign operations (net of associated hedges)	(148)	214
Gains/losses on net investment hedges	17	(52)
Transferred to income statements	55
Closing balance	(221)	(145)	(307)
Other reserves
Opening balance	41	41
Closing balance	41	41	$ 41
Total other reserves	$ 1,576	$ 1,338